ACQUISITIONS AND DIVESTITURES (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Purchase Price for Acquisition Allocated to Fair Values of Net Tangible and Intangible Assets Acquired

The purchase price for each of these acquisitions was allocated to the fair values of the net tangible and intangible assets acquired as follows (in thousands):

(in thousands):	Zimmer Biomet	Speetec	Blue Leaf	Vasyli
Cash	$—	$489	$—	$—
Accounts receivable	—	608	—	—
Inventory	2,477	2,766	59	542
Other current assets	—	154	—	31
Property and equipment	—	379	—	12
Other non-current assets	—	—	—	—
Liabilities assumed	—	(1,642)	—	—
Deferred tax liabilities	—	(1,003)	—	—
Identifiable intangible assets (1):
Customer relationships	1,800	2,861	90	308
Technology	15,000	—	—	—
Non-compete	—	569	111	930
Trademarks and trade names	2,900	320	—	—
Goodwill (2)	1,823	2,383	322	363

Total purchase price	$24,000	$7,884	$582	$2,186

(1)	The fair value of customer relationships was assigned to relationships with major customers existing on the acquisition date based upon an estimate of the future discounted cash flows that would be derived from those customers, after deducting contributory asset charges.

The fair value of technology was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the patents and technology acquired.

The fair value of non-compete agreements relate to non-compete agreements entered into with certain members of senior management. The values were determined by estimating the present value of the cash flows associated with having these agreements in place, less the present value of the cash flows assuming the non-compete agreements were not in place.

The fair value of trademarks and trade names was determined primarily by estimating the present value of future royalty costs that will be avoided due to our ownership of the trade names and trademarks acquired.

The useful lives of the intangible assets acquired were estimated based on the underlying agreements and/or the future economic benefit expected to be received from the assets.

(2)	Goodwill represents the excess purchase price over the fair value of the identifiable net assets acquired. Among the factors which resulted in the recognition of goodwill for the Speetec acquisition was the opportunity to expand our direct presences in the German market with our surgical products. Among the factors which resulted in goodwill for the acquisition was the opportunity to increase our revenue and expand our presence in the surgical implant market through the use of the acquired technology and customer relationships. Among the factors which resulted in the recognition of goodwill for the Blue Leaf and Vasyli assets was the opportunity to expand our direct presence in the local markets with our vascular products.

Schedule of Discontinued Operations

Income (loss) from discontinued operations, net of taxes, is comprised of the following (in thousands):

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Net sales	$—	$30,941	$—	$63,531
Costs and operating expenses:
Cost of sales	—	7,766	—	15,124
Selling, general and administrative	—	10,412	—	22,999
Research and development	—	51	—	87
Amortization of intangible assets	—	2,281	—	4,563
Impairment of intangible assets		4,500		4,500
Other income	855	24	665	74

Income from discontinued operations before income taxes	$855	$5,955	$665	$16,332
Income tax benefit	—	8,918	—	2,533

Net income from discontinued operations	$855	$14,873	$665	$18,865

Net liabilities for discontinued operations are as follows (in thousands):

	July 1, 2016	December 31, 2015
Accounts receivable, net	$—	$2,743
Other current assets	—	135
Property and equipment, net	—	22
Intangible and other non-current assets	—	7

Total assets	—	2,907
Accounts payable and other liabilities	946	13,371

Net liabilities	$(946)	$(10,464)

Income (loss) from discontinued operations, net of taxes, is comprised of the following (in thousands):

	Year ended December 31,
	2015	2014	2013
Net sales	$95,342	$141,637	$154,673
Costs and operating expenses:
Cost of sales	35,834	33,397	36,957
Selling, general and administrative	50,729	59,333	68,798
Research and development	249	465	245
Amortization of intangible assets	6,874	9,127	9,127
Impairment of goodwill	117,298	—	52,500
Impairment of intangible and long lived assets	52,150	—	4,500
Other income	86	37	18

(Loss) income from discontinued operations before income taxes	$(167,706)	$39,352	$(17,436)
Income tax benefit (provision)	10,126	(17,610)	4,335

Net (loss) income from discontinued operations	$(157,580)	$21,742	$(13,101)

Net assets for discontinued operations are as follows:

	Year ended December 31,
	2015	2014
Accounts receivable, net	$2,743	$18,852
Inventories, net	—	6,410
Other current assets	135	380
Property and equipment, net	22	3,631
Intangible and other non-current assets	7	159,440

Total assets	2,907	188,713
Accounts payable and other liabilities	13,371	8,681

Net (liabilities) assets	$(10,464)	$180,032